Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2017	Dec. 31, 2023
Loss Contingencies [Line Items]
Royalty Expense		$ 5	$ 20	$ 1,000
Guaranteed minimum payment of royalty		200	200		$ 200
Monetary arbitration award	$ 2,250
Other long term liabilities		$ 1,050	$ 1,050		$ 0
Subsequent Event [Member]
Loss Contingencies [Line Items]
Monetary arbitration award	$ 2,250
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of cumulative net sales				3.00%
Cumulative net sales				$ 5,000
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of cumulative net sales				1.00%
Cumulative net sales				$ 5,000